Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Dry-dock And Special Survey Costs Net
Balance January 1,	$ 1,214	$ 1,622	$ 794
Additions	1,478	(26)	1,506
Amortization of special survey costs	(599)	(382)	(388)
Pyxis Malou write-off			(168)
Pyxis Epsilon write-off			(122)
Balance December, 31	$ 2,093	$ 1,214	$ 1,622